Long-Term Debt - Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Interest on term loan debt	$ 15,158	$ 13,147	$ 31,256	$ 25,240	$ 52,569	$ 46,235	$ 43,656
Amortization of debt issuance costs	644	1,092	1,295	2,185	4,024	4,442	4,301
Interest on capital leases	53		124
Interest on capital leases		29		59	117	122	151
Other			7		2	30
Interest income	(403)	(294)	(792)	(598)	(1,350)	(1,131)	(961)
Interest expense, net	15,452	13,974	31,890	26,886	55,362	49,698	47,147
Write off of debt issuance costs					3,459	1,258
Debt modification costs					1,794	208
Debt extinguishment and modification costs	$ 5,162	$ 0	$ 5,162	$ 0	$ 5,253	$ 1,466	$ 0